Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$5,176,350.12	0.2050040	$-	-	$5,176,350.12
Class C Notes	$38,890,000.00	1.0000000	$35,029,122.36	0.9007231	$3,860,877.64
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$73,406,350.12	0.0541960	$64,369,122.36	0.0475238	$9,037,227.75

Weighted Avg. Coupon (WAC)	5.25%		5.30%
Weighted Avg. Remaining Maturity (WARM)	17.09		16.32
Pool Receivables Balance	$101,778,528.14		$92,595,946.22
Remaining Number of Receivables	20,155		19,484

Adjusted Pool Balance	$100,700,312.79		$91,663,085.04

III. COLLECTIONS

Principal:
Principal Collections	$9,042,816.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$158,644.59
Total Principal Collections	$9,201,461.32

Interest:
Interest Collections	$451,014.63
Late Fees & Other Charges	$43,643.51
Interest on Repurchase Principal	$-
Total Interest Collections	$494,658.14

Collection Account Interest	$1,035.51
Reserve Account Interest	$869.26
Servicer Advances	$-

Total Collections	$9,698,024.23

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$9,698,024.23
Reserve Account Release	$-
Total Available for Distribution	$9,698,024.23

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$84,815.44	$-	$84,815.44	$84,815.44
Collection Account Interest					$1,035.51
Late Fees & Other Charges					$43,643.51
Total due to Servicer					$129,494.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$6,513.57		$6,513.57	$6,513.57

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$9,430,144.20

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$9,037,227.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$5,176,350.12		$5,176,350.12
Class C Notes Total:		$3,860,877.64		$3,860,877.64
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,037,227.75		$9,037,227.75

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					392,916.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,078,215.35
Beginning Period Amount	$1,078,215.35
Current Period Amortization	$145,354.17
Ending Period Required Amount	$932,861.18
Ending Period Amount	$932,861.18
Next Distribution Date Amount	$800,633.20

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	27.10%	29.78%	29.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	96.97%	18,893	95.34%	$88,284,103.88
30 - 60 Days	2.42%	471	3.67%	$3,394,421.02
61 - 90 Days	0.53%	103	0.83%	$765,008.62
91-120 Days	0.09%	17	0.16%	$152,412.70
121 + Days	0.00%	0	0.00%	$-
Total		19,484		$92,595,946.22

Delinquent Receivables 30+ Days Past Due
Current Period	3.03%	591	4.66%	$4,311,842.34
1st Preceding Collection Period	2.75%	554	4.31%	$4,383,577.94
2nd Preceding Collection Period	2.71%	563	4.08%	$4,534,175.72
3rd Preceding Collection Period	2.52%	544	3.77%	$4,582,429.51
Four-Month Average	2.75%		4.21%

Repossession in Current Period		18		$136,223.95
Repossession Inventory		42		$64,290.34

Current Charge-Offs
Gross Principal of Charge-Offs				$139,765.19
Recoveries				$(158,644.59)
Net Loss				$(18,879.40)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.22%

Average Pool Balance for Current Period				$97,187,237.18

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.23%
1st Preceding Collection Period				0.22%
2nd Preceding Collection Period				0.08%
3rd Preceding Collection Period				-0.02%
Four-Month Average				0.01%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		14	2,262	$31,474,570.45
Recoveries		16	2,099	$(21,757,595.76)
Net Loss				$9,716,974.69
Cumulative Net Loss as a % of Initial Pool Balance				0.70%

Net Loss for Receivables that have experienced a Net Loss *		10	1,790	$9,923,928.44
Average Net Loss for Receivables that have experienced a Net Loss				$5,544.09

Principal Balance of Extensions				$617,146.78
Number of Extensions				84

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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